Income taxes (Narrative) (Detail) - USD ($) $ in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Entity [Table]
Net tax expense	$ 478	$ 547	$ 563	$ 563	$ 1,026	$ 1,001
Effective tax rate	19.50%		22.70%
Current tax expense / (benefit)	$ 342		$ 346
Deferred tax expense / (benefit)	136		$ 217
Deferred tax expense / (benefit) resulting from the decrease or increase in the expected value of future tax deductions for deferred compensation awards	54
Amortisation of deferred tax assets	$ 82